Accounting Policies - Summary of Significant Assumptions Used in the Group's Impairment Assessments (FVLCOD calculations) (Detail) oz in Millions		1 Months Ended	12 Months Ended
	Sep. 26, 2025 $ / USD $ / oz	Nov. 30, 2025	Dec. 31, 2025 R / $ $ / $ $ / oz oz	Dec. 31, 2024 $ / oz R / $ $ / $ oz	Dec. 31, 2023 $ / $ R / $ $ / oz	Dec. 31, 2025 R / kg	Dec. 31, 2025 $ / oz	Dec. 31, 2025 $ / t	Sep. 26, 2025 $ / oz	Sep. 26, 2025 $ / per_oz	Dec. 31, 2024 R / kg	Dec. 31, 2024 $ / oz	Dec. 31, 2024 $ / t	Dec. 31, 2023 R / kg	Dec. 31, 2023 $ / oz	Dec. 31, 2023 $ / t
Gold Road
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	2,646								3,675
Resource value (in USD per ounce)	106.7									106.7
Life-of-mine	9 years
South deep
Disclosure of changes in accounting estimates [line items]
Life-of-mine			83 years	85 years	73 years
Managed mineral reseves | oz			7.4	4.3
Managed mineral resources | oz			11.2	8.9
Increase in mineral reserves		70.00%
Tarkwa
Disclosure of changes in accounting estimates [line items]
Life-of-mine			17 years	11 years	12 years
Damang
Disclosure of changes in accounting estimates [line items]
Life-of-mine			0 years	1 year	2 years
Cerro Corona
Disclosure of changes in accounting estimates [line items]
Life-of-mine			5 years	6 years	7 years
St Ives
Disclosure of changes in accounting estimates [line items]
Life-of-mine			10 years	9 years	8 years
Agnew
Disclosure of changes in accounting estimates [line items]
Life-of-mine			5 years	5 years	5 years
Granny Smith
Disclosure of changes in accounting estimates [line items]
Life-of-mine			10 years	10 years	11 years
Gruyere
Disclosure of changes in accounting estimates [line items]
Life-of-mine			9 years	8 years	9 years
Salares Norte
Disclosure of changes in accounting estimates [line items]
Life-of-mine			11 years	11 years	10 years
South Africa
Disclosure of changes in accounting estimates [line items]
Nominal discount rate (in percent)			14.30%	15.90%	16.80%
Inflation rate			3.10%	4.60%	4.50%
Ghana
Disclosure of changes in accounting estimates [line items]
Resource value (in USD per ounce) | $ / oz			0	70	79
Discount rates – real			16.40%	12.90%	13.50%
Peru
Disclosure of changes in accounting estimates [line items]
Discount rates – real			7.80%	8.30%	7.70%
Australia
Disclosure of changes in accounting estimates [line items]
Discount rates – real			7.10%	6.70%	6.20%
Chile
Disclosure of changes in accounting estimates [line items]
Resource value (in USD per ounce) | $ / oz			0	36	40
Discount rates – real			7.40%	8.70%	8.90%
Year 1
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg			4,060	2,590	1,910	2,190,530	6,050				1,465,000	4,020		1,110,000	2,830
Copper price per tonne								11,100					9,600			8,500
Silver price per tonne								49					32			23
Year 1 | Gold Road
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg | $ / oz									4,619
Year 1 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | R / $			16.78	17.59	18.08
Year 1 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | $ / $			0.67	0.64	0.67
Year 1 | A$/US$ | Gold Road
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | $ / USD	0.70
Year 2
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg			3,960	2,550	1,875	2,189,480	5,790				1,420,000	3,810		1,060,000	2,690
Copper price per tonne								11,070					10,050			8,700
Silver price per tonne								48					32			23
Year 2 | Gold Road
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg | $ / oz									4,960
Year 2 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | R / $			17.20	17.32	17.58
Year 2 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | $ / $			0.68	0.67	0.70
Year 2 | A$/US$ | Gold Road
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | $ / USD	0.67
Year 3
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg			3,810	2,470	1,800	2,177,520	5,455				1,410,000	3,670		1,030,000	2,570
Copper price per tonne								10,800					10,260			8,900
Silver price per tonne								44					30			23
Year 3 | Gold Road
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg | $ / oz									4,494
Year 3 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | R / $			17.78	17.76	17.80
Year 3 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | $ / $			0.70	0.67	0.70
Year 3 | A$/US$ | Gold Road
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | $ / USD	0.70
Year 4
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg			3,580	2,400	1,760	2,070,810	5,095				1,370,000	3,510		1,020,000	2,500
Copper price per tonne								11,320					10,600			8,600
Silver price per tonne								42					30			22
Year 4 | Gold Road
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg | $ / oz									4,117
Year 4 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | R / $			17.99	17.76	18.03
Year 4 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | $ / $			0.70	0.68	0.70
Year 5 onwards
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg			3,130	2,160	1,720	1,826,740	4,435				1,233,000	3,120		990,000	2,430
Copper price per tonne								9,930					9,260			8,400
Silver price per tonne								38					28			22
Year 5 onwards | Gold Road
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg | $ / oz									3,675
Year 5 onwards | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | R / $			18.15	17.76	17.90
Year 5 onwards | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | $ / $			0.71	0.69	0.71
Year 4 onwards | A$/US$ | Gold Road
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates | $ / USD	0.72